Note 5 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended March 31
	201 7	2016
Federal
Current	$(714,684)	$274,947
Deferred	(644,865)	(221,144)
	(1,359,549)	53,803
State
Current	—	50,878
Deferred	(112,583)	—
	(112,583)	50,878
Total	$(1,472,132)	$104,681

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended March 31
	2017		2016
Income tax expense (benefit) at U.S. federal statutory rate	(34.0%	)	34.0%
Benefit of tax deduction allowed to manufacturing companies	—		(6.6)
Current year state and local income taxes net of federal income tax benefit	(1.7)		8.4
Other	0.2		(9.5)
Provision for (benefit from) income taxes	(35.5%	)	26.3%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31
	201 7	2016
Deferred tax liabilities:
Depreciation	$(507,970)	$(871,665)
Total deferred tax liabilities	(507,970)	(871,665)
Deferred tax assets:
Inventory capitalization	166,979	179,956
LIFO Inventory	783,645	783,645
Postretirement benefits other than pensions	187,096	267,104
Net operating loss carryforward - Federal	343,729	—
Net operating loss carryforward - State	112,583	—
Other	79,888	49,462
Total deferred tax assets	1,673,920	1,280,167
Net deferred tax asset	$1,165,950	$408,502